Other Financial Assets At Fair Value Through Profit Or Loss	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets At Fair Value Through Profit Or Loss
9. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2021	31 December 2020
	£m	£m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	510	579
	522	592
Debt securities	107	112
Equity securities	142	130
	771	834